Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	[1]
Financial Risk Management [Line Items]
Undrawn borrowing facilities	₨ 24,046	₨ 21,156
Working capital	39,953	15,198
Cash and cash equivalents	2,638	3,866		$ 41
Increase In Hedging Reserve Sensitivity Analysis	1,277	1,154	₨ 1,511
Decrease In Hedging Reserve Sensitivity Analysis	(1,338)	(710)	(424)
Increase In Profit From Contracts Sensitivity analysis	403	2,143	1,277
Decrease In Profit From Contracts Sensitivity Analysis	(308)	(2,287)	₨ (1,707)
Borrowings	₨ 25,152	₨ 5,559
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 434	₨ 61
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%	10.00%	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 77	₨ 46	₨ 12
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%	10.00%	10.00%
Bonds And Commercial Paper [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	₨ 3,552
Short Term Deposits [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method		₨ 3,389
Mutual Funds [Member]
Financial Risk Management [Line Items]
Financial assets available-for-sale	14,778	10,881
Cash flow hedges [member]
Financial Risk Management [Line Items]
Increase In Hedging Reserve Sensitivity Analysis	18
Decrease In Hedging Reserve Sensitivity Analysis	(20)
Borrowings	3,259
Floating interest rate [member]
Financial Risk Management [Line Items]
Borrowings	₨ 42,592	₨ 41,407
Borrowings, interest rate basis	a floating interest rate ranging from 1 Month LIBOR minus 30 bps to 1 Month/3 Months LIBOR plus 85 bps	a floating interest rate of 1 Month LIBOR minus 30 bps to 1 Month LIBOR plus 82.7 bps and the Indian Treasury Bill plus 30 bps
Financial assets neither past due nor impaired [member]
Financial Risk Management [Line Items]
Trade and other receivables	₨ 35,748	₨ 27,809
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
Undrawn borrowing facilities	₨ 24,046	₨ 21,156

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))